UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	1,407,962,120	1,067,467,877
Ordinary shares, shares outstanding	1,405,365,548	1,064,472,660
Treasury stock, shares	2,718,520	2,995,217
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	1,127,431,898	786,937,655
Ordinary shares, shares outstanding	1,124,835,326	783,942,438
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	132,030,222	132,030,222
Ordinary shares, shares issued	132,030,222	132,030,222
Ordinary shares, shares outstanding	132,030,222	132,030,222
Class C Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	148,500,000	148,500,000
Ordinary shares, shares issued	148,500,000	148,500,000
Ordinary shares, shares outstanding	148,500,000	148,500,000